SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Net Loss per common Share (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Denominator For Calculation Of Earnings Per Share [Abstract]
Net income (loss)	$ (20,000)	$ (5,038,764)
Class A Common Stock Subject to Redemption
Denominator For Calculation Of Earnings Per Share [Abstract]
Net earnings attributable to Common Stock subject to possible redemption	$ 0	$ (3,608,162)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	0	24,300,287
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$ 0.00	$ (0.15)
Non-Redeemable Class A and Class B Common Stock
Denominator For Calculation Of Earnings Per Share [Abstract]
Net income (loss)	$ (20,000)	$ (1,430,602)
Net earnings attributable to Common Stock subject to possible redemption	$ (20,000)	$ (1,430,602)
Basic and diluted weighted average shares outstanding, Class A Common Stock subject to possible redemption	6,375,000	9,590,182
Basic and diluted net earnings per share, Class A Common Stock subject to possible redemption	$ 0.00	$ (0.15)